September 30, 2026

BNY MELLON ETF TRUST
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF

Supplement to Current Summary Prospectuses, Prospectus and Statement of Additional Information (SAI)

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectuses and "Fund Summary – Portfolio Management" in the prospectus for BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, and Marlene Walker Smith are the fund's primary portfolio managers, positions they have held since October 2020. Messrs. France and Frysinger and Ms. Sheremeta are each a Senior Vice President and Senior Portfolio Manager at Mellon. Ms. Walker Smith is a Senior Director and Chief Investment Officer at Mellon. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

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The fourth paragraph is deleted and following information supersedes and replaces the information in the first paragraph in the section "Fund Details – Management – Portfolio Managers" in the prospectus of each of the funds:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, and Marlene Walker Smith are primary portfolio managers of the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF. Marlene Walker Smith and Bryan Steele are the primary portfolio managers of the BNY Mellon Core Bond ETF. Messrs. France and Frysinger and Ms. Sheremeta have been primary portfolio managers of the respective funds since October 2020. Ms. Walker Smith has been a primary portfolio manager of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF since October 2020 and a primary portfolio manager of BNY Mellon Core Bond ETF since June 2025. Mr. Steele has been a primary portfolio manager of BNY Mellon Core Bond ETF since July 2026. Each portfolio manager is jointly and primarily responsible for the day-to-day management of such funds' portfolios.

All references to Michael Stoll are removed from the Prospectus and SAI.

ETF-STK-0926